Income Taxes - Summary of Components of Current and Deferred Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 14,265		¥ 8,258	¥ 3,535
Deferred income taxes	(8,943)	$ (1,301)	(5,822)	(3,147)
Income tax expenses net	¥ 5,322	$ 774	¥ 2,436	¥ 388